CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 12,211	$ 13,558
Investments (Note 4)	263	184
Prepaid expenses, accounts and other receivables (Note 5)	875	1,118
Total current assets	13,349	14,860
Non-current
Mineral properties (Note 6)	244,234	221,147
Investment in Treasury Metals Inc. (Note 7)	3,269	5,592
Investment in PC Gold Inc. (Note 8)	21,527	21,572
Investment in Big Ridge Gold Corp. (Note 9)	1,406	2,119
Property and equipment (Note 10)	2,101	1,373
Other assets	181	270
Total non-current assets	272,718	252,073
TOTAL ASSETS	286,067	266,933
Current
Accounts payable and accrued liabilities (Note 12)	4,828	2,847
Current portion of lease liability	158	143
Flow-through share premium liability (Note 13)	1,225	1,042
Option - PC Gold (Note 8)	4,576	5,216
Current portion of other liabilities (Note 6 & 10)	400	0
Total current liabilities	11,187	9,248
Non-current
Lease liability	14	172
Provision for environmental remediation (Note 6(b))	1,500	1,500
Provision for Pickle Crow reclamation funding (Note 8)	151	1,172
Silver Stream derivative liability (Note 11)	34,295	27,171
Other liabilities (Note 6 & 10)	526	0
Total non-current liabilities	36,486	30,015
TOTAL LIABILITIES	47,673	39,263
SHAREHOLDERS' EQUITY
Share capital (Note 14)	354,913	340,963
Warrant and share-based payment reserve (Note 14)	53,623	49,589
Accumulated other comprehensive loss	(4,561)	(4,337)
Accumulated deficit	(165,581)	(158,545)
Total shareholders' equity	238,394	227,670
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 286,067	$ 266,933